Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Institutional Shares | DIMENSIONAL RETIREMENT EQUITY FUND II | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	176
Institutional Shares | DIMENSIONAL RETIREMENT EQUITY FUND II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional Retirement Equity Fund II
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dimensional Retirement Equity Fund II (the "Retirement Equity Portfolio") is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Equity Portfolio is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Retirement Equity Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for a full fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Equity Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Retirement Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Equity Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Retirement Equity Portfolio is a "fund of funds," which means that the Retirement Equity Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Equity Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, which may include frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio and The Emerging Markets Series (the "Underlying Funds"). The Retirement Equity Portfolio may have exposure to companies in all the market capitalization ranges.

The Retirement Equity Portfolio typically allocates its investments among the Underlying Funds in the following manner: 50% to 80% in the U.S. Core Equity 1 Portfolio and U.S. Large Company Portfolio; 15% to 45% in the International Core Equity Portfolio and Large Cap International Portfolio; and 5% to 20% in the Emerging Markets Core Equity Portfolio and The Emerging Markets Series. Allocations by the Retirement Equity Portfolio among the Underlying Funds within the ranges described above are determined by the relative value of the holdings of the Underlying Funds. Periodically, the Advisor will review the allocations for the Retirement Equity Portfolio in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Equity Portfolio. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Equity Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Equity Portfolio's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.

Each Underlying Fund may enter into futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Retirement Equity Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Retirement Equity Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Retirement Equity Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Retirement Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Equity Portfolio invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fund of Funds Risk: The investment performance of the Retirement Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Retirement Equity Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Equity Portfolio itself, to rise or fall.  Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Retirement Equity Portfolio will be exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Retirement Equity Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Retirement Equity Portfolio because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com

[1]	The Retirement Equity Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for a full fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Equity Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement for the Retirement Equity Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Retirement Equity Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Equity Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Amended and Restated Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Equity Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Equity Portfolio so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Amended and Restated Fee Waiver and Expense Assumption Agreement for the Retirement Equity Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.